Other disclosures - Companies in the Novo Nordisk Group (Details)	12 Months Ended
Dec. 31, 2018
Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest in Novo Nordisk A/S, Denmark
Denmark | NNIT A/S, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	18.00%
Denmark | NNE A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America Operations | Novo Nordisk Canada Inc., Canada
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America Operations | Novo Nordisk Inc., United States
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America Operations | Novo Nordisk US Bio Production, Inc., United States
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America Operations | Novo Nordisk US Holdings Inc., United States
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America Operations | Novo Nordisk Pharmaceutical Industries LP, United States
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America Operations | Novo Nordisk Research Center Indianapolis, Inc., United States
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America Operations | Novo Nordisk Research Center Seattle, Inc., United States
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Operations A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Region International Operations A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Japan & Korea | Novo Nordisk Region Japan & Korea A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Japan & Korea | Novo Nordisk Pharma Ltd., Japan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Japan & Korea | Novo Nordisk Pharma Korea Ltd., South Korea
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharma GmbH, Austria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | S.A. Novo Nordisk Pharma N.V., Belgium
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharma d.o.o., Bosnia-Hercegovina
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharma EAD, Bulgaria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Hrvatska d.o.o., Croatia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk s.r.o., Czech Republic
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharmatech A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Region Europe A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Region Europe Pharmaceuticals A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Farma OY, Finland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk, France
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Production SAS, France
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharma GmbH, Germany
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Hellas Epe., Greece
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Hungária Kft., Hungary
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Biopharm Limited, Ireland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Limited, Ireland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk S.P.A., Italy
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | UAB Novo Nordisk Pharma, Lithuania
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Farma dooel, Macedonia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk B.V., Netherlands
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Scandinavia AS, Norway
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Farma S.R.L., Romania
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Slovakia s.r.o., Slovakia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk, d.o.o., Slovenia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharma S.A., Spain
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Scandinavia AB, Sweden
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Health Care AG, Switzerland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Pharma AG, Switzerland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Holding Limited, United Kingdom
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Novo Nordisk Limited, United Kingdom
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Europe | Ziylo Limited, United Kingdom
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Aldaph SpA, Algeria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharmaceuticals Pty. Ltd., Australia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma (Private) Limited, Bangladesh
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Egypt LLC, Egypt
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk India Private Limited, India
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Service Centre (India) Pvt. Ltd., India
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | PT. Novo Nordisk Indonesia, Indonesia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pars, Iran
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Ltd, Israel
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Kenya Ltd., Kenya
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma SARL, Lebanon
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma Operations (BAOS) Sdn Bhd, Malaysia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma SAS, Morocco
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharmaceuticals Ltd., New Zealand
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma Limited, Nigeria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma (Private) Limited, Pakistan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Limited Liability Company, Russia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Production Support LLC, Russia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Investment Pte Limited, Singapore
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk (Pty) Limited, South Africa
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Lanka (PVT) Ltd, Sri Lanka
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma (Thailand) Ltd., Thailand
Disclosure of subsidiaries [line items]
Percentage of shares owned	93.00%
Region AAMEO | Novo Nordisk Tunisie SARL, Tunisia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Ukraine, LLC, Ukraine
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region AAMEO | Novo Nordisk Pharma Gulf FZ-LLC, United Arab Emirates
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region China | Novo Nordisk (China) Pharmaceuticals Co., Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region China | Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region China | Novo Nordisk Hong Kong Limited, Hong Kong
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region China | Novo Nordisk Pharma (Taiwan) Ltd., Taiwan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Pharma Argentina S.A., Argentina
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Farmacêutica do Brasil Ltda., Brazil
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Farmacéutica Limitada, Chile
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Colombia SAS, Colombia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Mexico S.A. de C.V., Mexico
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Panama S.A., Panama
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Peru S.A.C., Peru
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Latin America | Novo Nordisk Venezuela Casa de Representación C.A., Venezuela
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%